Consolidated Statements of Other Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Other Comprehensive (Loss) / Income [Abstract]
Net (loss) / income	$ (6,214)	$ (3,383)	$ 221
Other comprehensive income / (loss):
Foreign currency translation differences	13	(4)	0
Release of cumulative translation	(4)	0	0
Other comprehensive income / (loss)	9	(4)	0
Total comprehensive (loss) / income	(6,205)	(3,387)	221
Less: Comprehensive loss attributable to non-controlling interest	(24)	0	0
Comprehensive (loss) / income attributable to United Maritime Corporation	$ (6,181)	$ (3,387)	$ 221